Consolidating Statements of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Guarantor Financial Information [Line Items]
Net income (loss)	$ (35,040)	$ 37,550	$ (15,821)	$ 22,973	$ 3,975	$ 11,364	$ 31,060	$ 38,611	$ 12,464	$ (22,770)	$ 26,948	$ 48,677	$ 93,499	$ (91,308)
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
Unrealized loss on available for sale securities	(7,491)			(5,676)						(11,057)	(5,252)	(2,746)	(4,975)	(5)
Reclassification adjustments for losses included in net income	17,192			0						17,227	0
Other comprehensive income (loss)	9,701			(5,676)						6,170	(5,252)	(2,746)	(4,975)	(5)
COMPREHENSIVE INCOME (LOSS)	(25,339)			17,297						(16,600)	21,696	45,931	88,524	(91,313)
Parent Company [Member]
Supplemental Guarantor Financial Information [Line Items]
Net income (loss)	(35,040)			22,973						(22,770)	26,948	48,673	93,499	(91,308)
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
Unrealized loss on available for sale securities	(7,491)			(5,676)						(11,057)	(5,252)	(2,746)	(4,975)	(5)
Reclassification adjustments for losses included in net income	17,192									17,227
Other comprehensive income (loss)	9,701			(5,676)						6,170	(5,252)	(2,746)	(4,975)	(5)
COMPREHENSIVE INCOME (LOSS)	(25,339)			17,297						(16,600)	21,696	45,927	88,524	(91,313)
Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Net income (loss)	(32,259)			5,754						(11,638)	(3,525)	23,797	3,707	2,168
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
COMPREHENSIVE INCOME (LOSS)	(32,259)			5,754						(11,638)	(3,525)	23,797	3,707	2,168
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Net income (loss)	34,373			24,957						44,506	45,534	57,436	147,606	(60,400)
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
COMPREHENSIVE INCOME (LOSS)	34,373			24,957						44,506	45,534	57,436	147,606	(60,400)
Consolidation, Eliminations [Member]
Supplemental Guarantor Financial Information [Line Items]
Net income (loss)	(2,114)			(30,711)						(32,868)	(42,009)	(81,229)	(151,313)	58,232
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
COMPREHENSIVE INCOME (LOSS)	$ (2,114)			$ (30,711)						$ (32,868)	$ (42,009)	$ (81,229)	$ (151,313)	$ 58,232